Income Tax (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 HKD ($)
Major Components Of Tax Expense Income [Line Items]
Income tax expense	$ 418		$ 320
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Taxable income		$ 2		$ 2
Income tax rate	8.25%	8.25%	8.25%	8.25%
Income tax rate on remaining assessable profits	16.50%	16.50%	16.50%	16.50%
United States
Major Components Of Tax Expense Income [Line Items]
Income tax rate	21.00%	21.00%	21.00%	21.00%
Withholding tax rate	30.00%	30.00%
New Jersey
Major Components Of Tax Expense Income [Line Items]
Income tax rate	5.50%	5.50%	9.00%	9.00%
Ireland
Major Components Of Tax Expense Income [Line Items]
Income tax rate	12.50%	12.50%	12.50%	12.50%
Withholding tax rate	25.00%	25.00%	25.00%	25.00%
Non-trading income tax rate	25.00%	25.00%	25.00%	25.00%
China
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Belgium
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%	25.00%
Withholding tax rate	30.00%	30.00%